Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (12,661)	$ (13,989)	$ (24,258)	$ (21,450)	$ (20,329)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,439	689	1,677	759	345
Stock-based compensation	4,175	1,428	3,284	1,482	10,677
Provision for doubtful accounts and sales reserve, net of recoveries	784		432	380	(38)
Deferred income taxes	(1,048)		(27)	(12)	(1)
Change in fair value of contingent consideration	158
Loss on disposal of assets	32	76	66	47	7
Changes in operating assets and liabilities, net of effect of business acquisitions:
Accounts receivable	7,658	4,740	(14,248)	(6,216)	(2,718)
Deferred commissions	1,097	584	(1,582)	(2,233)	(1,563)
Prepaid expenses and other current assets and other assets	(929)	93	(4,314)	(768)	(750)
Accounts payable	1,961	1,067	2,134	(802)	590
Accrued payroll and payroll related liabilities	(734)	(2,486)	1,177	2,744	1,344
Accrued expenses and other current liabilities	989	188	1,122	1,908	(210)
Deferred revenue	2,563	3,866	27,840	15,252	8,511
Other liabilities	208	(210)	666	874	707
Net cash provided by (used in) operating activities	5,692	(3,954)	(6,031)	(8,035)	(3,428)
Cash flows from investing activities:
Purchases of property and equipment	(1,209)	(2,318)	(4,307)	(2,714)	(531)
Cash paid in business acquisitions, net of cash acquired	(9,097)
Purchases of investments	(76,053)	(5,706)	(5,720)	(36,445)
Maturities of investments	12,977	8,109	20,762
Purchase of cost method investment					(1,050)
Change in restricted cash			1,000	(1,200)
Net cash provided by (used in) investing activities	(73,382)	85	11,735	(40,359)	(1,581)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting commissions and discounts	134,757
Proceeds from issuance of Series C convertible preferred stock, net of issuance costs paid			(350)	49,575
Proceeds from issuance of common stock				35,000
Repurchase of common stock, net of costs paid		(250)	(256)	(34,756)	(240)
Proceeds from issuance of Series B convertible preferred stock, net of issuance costs paid					19,914
Principal payments on capital lease obligations	(164)	(110)	(274)
Advance from line of credit				1,875
Repayment of line of credit				(3,875)
Loans to stockholders					(466)
Repayment of loans to stockholders			2,237		146
Proceeds from exercise of stock options	1,006	174	413	686	1,339
Excess tax benefit from stock-based compensation			1	26
Net cash provided by (used in) financing activities	134,802	(536)	823	48,531	20,693
Effect of exchange rate changes on cash	(3)
Net increase (decrease) in cash and cash equivalents	67,109	(4,405)	6,527	137	15,684
Cash and cash equivalents-beginning of period	31,306	24,779	24,779	24,642	8,958
Cash and cash equivalents-end of period	98,415	20,374	31,306	24,779	24,642
Supplemental disclosure of noncash investing and financing activities:
Property and equipment recorded in accounts payable	130	782	38	27	16
Consideration for business acquisition included in accrued expenses and other current liabilities and other liabilities	1,660
Consideration for business acquisition from issuance of common stock	5,285
Accretion of Series A redeemable convertible preferred stock	1,983	2,733	6,442	2,603	1,669
Deferred initial public offering costs included in other assets and accounts payable and accrued expenses and other current liabilities	1,599		452
Property and equipment funded by capital lease borrowing		987	987
Repurchase of common stock costs recorded in accrued expenses and other current liabilities				250
Supplemental disclosure of cash flow information:
Cash paid for interest				101	66
Cash paid for income taxes			12	7	10
Common Stock [Member]
Cash flows from financing activities:
Payments stock issuance costs	(797)		(948)
Series C Convertible Preferred Stock [Member]
Cash flows from financing activities:
Payments stock issuance costs		(350)
Supplemental disclosure of noncash investing and financing activities:
Series C convertible preferred stock issuance costs recorded in accrued expenses and other current liabilities				350
Series A Redeemable Convertible Preferred Stock [Member]
Supplemental disclosure of noncash investing and financing activities:
Accretion of Series A redeemable convertible preferred stock	1,983	$ 2,733	$ 6,442	2,603	$ 1,669
Conversion of Series A redeemable convertible preferred stock to common shares	$ 101,165			$ 706